Note 6 Main margins and profit by operating segments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
income by operating segment [Line Items]
Interest income (expense)		€ (23,089)	€ (19,124)	[1]	€ (14,686)
Gross profit		29,542	24,743	[1]	21,066
Profit (loss) before tax		12,419	10,268	[1],[2]	7,247
Profit (loss) from discontinued operations		0	0		280
Profit (loss), attributable to owners of parent		(8,019)	(6,358)	[1],[3]	(4,653)
SPAIN
income by operating segment [Line Items]
Interest income (expense)		(5,620)	(3,774)	[1]	(3,502)
Gross profit		7,888	6,112	[1]	5,925
Profit (loss) before tax		3,947	2,610	[1]	2,122
Profit (loss) from discontinued operations					0
Profit (loss), attributable to owners of parent		(2,755)	(1,667)	[1]	(1,581)
MEXICO
income by operating segment [Line Items]
Interest income (expense)		(11,054)	(8,378)	[1]	(5,836)
Gross profit		14,267	10,734	[1]	7,603
Profit (loss) before tax		7,359	5,620	[1]	3,528
Profit (loss) from discontinued operations					0
Profit (loss), attributable to owners of parent		(5,340)	(4,131)	[1]	(2,568)
TURKEY
income by operating segment [Line Items]
Interest income (expense)		(1,869)	(2,611)	[1]	(2,370)
Gross profit		2,981	3,172	[1]	3,422
Profit (loss) before tax		1,325	1,636	[1]	1,953
Profit (loss) from discontinued operations					0
Profit (loss), attributable to owners of parent		(528)	(505)	[1]	(740)
South America [Member]
income by operating segment [Line Items]
Interest income (expense)		(4,394)	(4,138)	[1]	(2,859)
Gross profit		4,331	4,265	[1]	3,162
Profit (loss) before tax		1,206	1,434	[1]	961
Profit (loss) from discontinued operations					0
Profit (loss), attributable to owners of parent		(613)	(738)	[1]	(491)
Rest of business [Member]
income by operating segment [Line Items]
Interest income (expense)		(539)	(332)	[1]	(281)
Gross profit		1,103	790	[1]	741
Profit (loss) before tax		479	277	[1]	314
Profit (loss) from discontinued operations					0
Profit (loss), attributable to owners of parent		(389)	(240)	[1]	(254)
Corporate Center And Adjustments [Member]
income by operating segment [Line Items]
Interest income (expense)	[4]	(386)	(109)	[1]	(163)
Gross profit	[4]	1,029	329	[1]	212
Profit (loss) before tax	[4]	1,898	1,309	[1]	1,632
Profit (loss) from discontinued operations	[4]				280
Profit (loss), attributable to owners of parent	[4]	€ (1,607)	€ (922)	[1]	€ 980

[1]	(2) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(1) Adjustments include: (I) the impact of the purchase of offices in Spain in 2022 in the transaction with Merlin Properties (see Note 17); and (II) the costs associated with the collective layoff procedure and the closing of offices in 2021 (see Note 24).